Inventories (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Inventory Disclosure [Abstract]
Raw materials	$ 244,425	$ 179,957
Work in process	315,143	751,529
Supplies	55,043	87,430
Finished goods	1,767,833	1,992,010
Inventories	$ 2,382,444	$ 3,010,926